Right-of-use assets and leases payable - Summary of Maturities of Lease Payments of Operating Lease (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 2,309,776	R$ 2,404,105
Up to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	418,450	343,792
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	322,165	319,284
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	227,785	277,318
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	189,744	201,227
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	147,977	173,229
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 1,003,655	R$ 1,089,255